Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of share capital
	2025	2024
	S$	S$
Ordinary shares

Issued and fully paid:-
10,864,802 (2024: 8,152,574) ordinary shares	7,233	5,462